ING MUTUAL FUNDS

ING International SmallCap Multi-Manager Fund

(“Fund”)

Supplement dated April 11, 2011

to the Fund’s Class A, Class B, Class C, Class I, Class O and Class W Prospectus

dated February 28, 2011

(“Prospectus”)

Effective March 23, 2011, Patrick J. McCafferty replaced Qi Zeng as co-portfolio manager for the Fund’s sleeve managed by Acadian Asset Management LLC, one of the sub-advisers for the Fund. The Fund’s Prospectus is revised as follows:

1.               The section entitled “Portfolio Management — Sub-Adviser — Acadian Asset Management LLC — Portfolio Managers” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers
John R. Chisholm, CFA	Brian K. Wolahan, CFA
Portfolio Manager (since 3/05)	Portfolio Manager (since 2/09)
Constantine P. Papageorgiou, CFA	Patrick J. McCafferty, CFA
Portfolio Manager (since 02/09)	Portfolio Manager (since 3/11)

2.               The ninth paragraph in the section entitled “Management of the Funds — ING International SmallCap Multi-Manager Fund — Acadian Asset Management LLC” in the Fund’s Prospectus is hereby deleted and replaced with the following:

Patrick J. McCafferty, CFA, Vice President and Portfolio Manager, joined Acadian in March 2004.  As a member of the Portfolio Management Team, he contributes to improving the investment process, manages portfolios, and supports marketing and client service efforts. He was previously a member of Acadian’s Portfolio Construction and Trading Team.  Prior to Acadian, he worked at State Street Global Advisors and The Vanguard Group.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING International SmallCap Multi-Manager Fund

 (“Fund”)

Supplement dated April 11, 2011

to the Fund’s Class A, Class B, Class C, Class I, Class O and Class W shares

Statement of Additional Information (“SAI”) dated February 28, 2011

Effective March 23, 2011, Patrick J. McCafferty replaced Qi Zeng as co-portfolio manager for the Fund’s sleeve managed by Acadian Asset Management LLC, one of the sub-advisers for the Fund. All references to Qi Zeng as co-portfolio manager for the Fund are hereby deleted and replaced with Patrick J. McCafferty.

The Fund’s SAI is amended to reflect the following:

1.                                           The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — International SmallCap Multi-Manager Fund — Acadian” in the SAI are amended to include the following:

Other Accounts Managed

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio	Number of			Number of			Number of
Manager	Accounts		Total Assets	Accounts		Total Assets	Accounts		Total Assets
Patrick J. McCafferty (1)	11	(2)	$4,211,371,037	58	(3)	$10,197,087,457	152	(4)	$35,996,098,055

(1)   As of March 31, 2011.

(2)   2 of these accounts with assets of $1,534 million have an advisory fee that are also based on the performance of the account.

(3)   5 of these accounts with assets of $583 million have an advisory fee that are also based on the performance of the account.

(4)   19 of these accounts with assets of $7,464 million have an advisory fee that are also based on the performance of the account.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Patrick J. McCafferty (1)	None

(1) As of March 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE